UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01356

THE PAUL REVERE VARIABLE ANNUITY

CONTRACT ACCUMULATION FUND

(Exact name of Registrant as specified in charter)

18 Chestnut Street

Worcester, MA 01608

(Address of principal executive offices)

CT Corporation System

101 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (508) 792-6358

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Item 1.	Schedule of Investments.

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (Unaudited)

March 31, 2006

	Series Q (Qualified)				Series N (Non-Qualified)
	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Securities of Unaffiliated Companies
Common Stocks
Broadcasting & Media
Getty Images, Inc. *	400	23,594	29,952	0.32%	80	4,678	5,990	0.39%
Business Services
Accenture, Ltd., Class A	2,900	64,260	87,203	0.94%	450	9,967	13,532	0.87%
Conglomerates
3M Company	1,500	117,755	113,535		340	18,844	18,166
General Electric Company	9,900	351,220	344,322		1,600	56,673	55,648

		468,974	457,857	4.90%		75,517	73,814	4.77%

Consumer Goods & Services
NIKE, Inc., Class B	2,000	167,207	170,200		320	26,723	27,232
PepsiCo, Inc.	3,590	176,201	207,466		570	28,234	32,940
Proctor & Gamble Company	3,550	204,563	204,551		570	32,729	32,843

		547,971	582,217	6.23%		87,686	93,016	6.01%

Electronic Equipment
Harman International Industries, Inc.	900	91,849	100,017	1.07%	150	15,308	16,670	1.08%
Energy
GlobalSantaFe Corporation	2,000	76,857	121,500		300	10,577	18,225
Noble Corporation	700	47,234	56,770		100	6,777	8,110
Weatherford Intl Ltd	2,200	95,351	100,650		400	17,337	18,300

		219,442	278,920	2.99%		34,690	44,635	2.88%

Financial Institutions
American Express Company	2,500	122,053	131,375		410	20,058	21,546
American International Group, Inc.	3,300	220,445	218,097		520	34,499	34,367
Merrill Lynch & Company	830	49,670	65,371		150	8,976	11,814
Morgan Stanley	3,200	187,335	201,024		520	30,473	32,666
SLM Corporation	3,500	182,757	181,790		570	29,894	29,606

		762,260	797,657	8.54%		123,901	129,999	8.40%

The Paul Revere Variable Annuity Contract Accumulation Fund

Schedule of Investments (Unaudited)

March 31, 2006

	Series Q (Qualified)				Series N (Non-Qualified)
	Number of Shares	Cost	Market Value	% of Net Assets	Number of Shares	Cost	Market Value	% of Net Assets
Securities of Unaffiliated Companies
Industrial Goods & Services
Cooper Industries, Ltd. Class A	700	39,851	60,830		80	4,415	6,952
United Technologies Corporation	2,300	117,363	133,331		400	20,398	23,188

		157,214	194,161	2.08%		24,813	30,140	1.95%

Leisure
Carnival Corporation	2,600	135,162	123,162		380	20,200	18,001
Harrah’s Entertainment, Inc.	1,100	75,787	85,756		180	12,494	14,033
International Game Technology	3,500	125,807	123,270		570	20,485	20,075
Starwood Hotels & Resorts Worldwide, Inc.	1,700	109,121	115,141		270	17,330	18,287
Walt Disney Company	2,700	71,917	75,303		400	10,674	11,156

		517,794	522,632	5.60%		81,183	81,552	5.27%

Medical & Health Products
Allergan, Inc.	700	50,062	75,950		100	7,166	10,850
Amgen, Inc. *	2,580	160,009	187,695		420	26,168	30,555
C. R. Bard, Inc.	700	48,691	47,467		100	6,956	6,781
Celgene Corporation *	1,800	62,742	79,596		300	10,457	13,266
Eli Lilly & Company	3,900	248,135	215,670		580	37,056	32,074
Genzyme Corporation *	2,400	129,254	161,328		350	18,763	23,527
Gilead Sciences, Inc. *	3,100	143,121	192,882		480	21,511	29,866
Johnson & Johnson	4,210	232,321	249,316		670	36,811	39,677
Medtronic, Inc.	3,350	174,946	170,013		540	28,123	27,405
St Jude Medical, Inc. *	2,800	112,780	114,800		500	20,194	20,500
UnitedHealth Group, Inc.	2,600	165,780	145,236		420	26,780	23,461
WellPoint, Inc. *	550	33,355	42,587		100	5,791	7,743
Wyeth	6,600	268,355	320,232		1,050	42,441	50,946

		1,829,551	2,002,771	21.44%		288,216	316,651	20.45%

Retail
CVS Corporation	3,000	69,141	89,610		460	10,606	13,740
Chico’s FAS, Inc. *	1,200	50,652	48,768		200	8,444	8,128
Home Depot, Inc.	4,000	165,309	169,200		650	26,811	27,495
Kohl’s Corporation *	2,270	112,021	120,333		410	20,165	21,734
Lowe’s Cos., Inc.	700	37,062	45,108		80	4,236	5,155
PetSmart, Inc.	3,100	92,587	87,234		470	13,947	13,226
Target Corporation	2,430	91,243	126,384		360	13,848	18,724
Wal Mart Stores, Inc.	5,100	255,457	240,924		850	42,360	40,154
Williams Sonoma, Inc. *	2,600	106,534	110,240		410	16,711	17,384

		980,006	1,037,801	11.11%		157,128	165,740	10.70%

Semiconductors
Analog Devices, Inc.	1,770	56,133	67,773		240	7,675	9,190
Intel Corporation	11,000	266,757	212,850		1,800	43,710	34,830
Marvell Technology Group, Ltd. *	700	39,860	37,870		120	6,833	6,492
SanDisk Corporation *	2,600	109,015	149,552		420	17,644	24,158
Xilinx, Inc.	5,400	154,407	137,484		800	22,941	20,368

		626,172	605,529	6.48%		98,803	95,038	6.14%

Technology
Adobe Systems, Inc.	4,200	151,640	146,664		700	25,520	24,444
Apple Computer, Inc. *	1,000	41,775	62,720		150	6,233	9,408
Dell, Inc. *	6,730	229,659	200,285		1,100	38,456	32,736
Electronic Arts, Inc. *	1,800	95,382	98,496		300	15,897	16,416
EMC Corporation *	19,600	246,820	267,148		3,130	39,229	42,662
First Data Corporation	2,500	117,099	117,050		400	18,682	18,728
Google, Inc. *	390	145,029	152,100		105	34,985	40,950
Microsoft Corporation	8,680	221,736	236,183		1,370	35,140	37,278
Oracle Corporation *	16,540	212,112	226,433		2,700	34,534	36,963

		1,461,253	1,507,078	16.13%		248,677	259,585	16.77%

Telecommunications
Amdocs, Ltd. *	6,200	178,512	223,572		1,050	30,343	37,863
Cisco Systems, Inc. *	16,840	288,566	364,923		2,730	47,124	59,159
Corning, Inc. *	9,700	134,459	261,027		1,550	22,855	41,711
Juniper Networks, Inc. *	3,700	86,236	70,744		600	14,026	11,472
QUALCOMM, Inc.	5,500	208,775	278,355		870	33,648	44,031

		896,547	1,198,621	12.83%		147,996	194,235	12.55%

Transportation
Fedex Corporation	1,400	111,466	158,116	1.69%	230	18,960	25,976	1.68%

Total Investments		8,758,353	9,560,532	102.35%		1,417,524	1,546,571	99.91%

Other Assets Less Liabilities			(219,902)	-2.35%			1,458	0.09%

Total Net Assets			9,340,630	100.00%			1,548,029	100.00%

*	Non-income producing security

Item 2.	Controls and Procedures.

(a)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer has evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and has concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q was timely recorded, processed, summarized, and reported.

(b)	The person acting in the capacity of the Registrant’s Principal Executive Officer and Principal Financial Officer is not aware of any changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The following exhibits are attached to this Form N-Q:

(a)	Certification pursuant to Rule 30a-2(a) under the Act (17 CFR 270.030a-2(a)), attached hereto as Exhibit 31.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Paul Revere Variable Annuity Contract Accumulation Fund

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2006.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Donald E. Boggs
Donald E. Boggs
Chairman, Board of Managers
Signing in the capacity of Chief Executive Officer and Chief Financial Officer

Date: May 24, 2006.